Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions

17. Related Party Transactions

As of June 30, 2015, and December 31, 2014, the Company had a payable of $0.4 million and $0.4 million to its affiliates, respectively.

In the ordinary course of business, the Company purchases and leases computer equipment and maintenance and support from affiliates of Dell Inc. (“Dell”). Silver Lake and its affiliates have a significant ownership interest in Dell. During the six months ended June 30, 2015 and 2014, the Company paid $1.5 million and $0.4 million, respectively, to Dell for these purchases and leases. Similarly, in the ordinary course of business, the Company purchases market data and related services from Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”).  Silver Lake and its affiliates have a significant ownership interest in Interactive Data. During the six months ended June 30, 2015 and 2014, the Company paid $0.2 million and $0.2 million, respectively, to Interactive Data for these purchases. Finally, in the ordinary course of business, the Company purchases telecommunications services from Singapore Telecommunications Limited (“Singtel”).  Singtel is a subsidiary of Temasek.  During the six months ended June 30, 2015 and 2014, we paid $0.1 million and $0.1 million, respectively, to Singtel for these purchases.

Virtu Financial, Inc.
Related Party Transactions

3. Related‑Party Transactions

The Company may receive funding from affiliates in the ordinary course of business. As of December 31, 2014 and 2013, the Company had a payable of $14,000 and $0 to its affiliates, respectively.